REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	9 Months Ended
Sep. 30, 2017
REDEEMABLE NON-CONTROLLING INTERESTS [Abstract]
Schedule of change in the carrying amount of redeemable non-controlling interests
The change in the carrying amount of redeemable non-controlling interests for the nine months ended September 30, 2016 and 2017 were as follows:

	For the nine months ended September 30
	2016	2017
	RMB	RMB
Beginning Balance	1,607,925,732	-
Accretion to redemption value of redeemable non-controlling interests	142,701,878	-
Ending Balance	1,750,627,610	-